UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $82,316 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2735    52360 SH       SOLE                    52360
ACCENTURE LTD                  COM              G1151C101     3752    88295 SH       SOLE                    88295
ALTRIA GROUP INC               COM              02209S103      526    21900 SH       SOLE                    21900
APPLE INC COM                  COM              037833100     4879    17194 SH       SOLE                    17194
AUTOMATIC DATA PROCESSING      COM              053015103      296     7050 SH       SOLE                     7050
BECTON DICKINSON               COM              075887109     2770    37376 SH       SOLE                    37376
BERKSHIRE HATHAWAY 'B'         COM              084670702     6544    79144 SH       SOLE                    79144
CHECK POINT                    COM              M22465104     4669   126430 SH       SOLE                   126430
COCA-COLA                      COM              191216100      410     7010 SH       SOLE                     7010
COLGATE-PALMOLIVE              COM              194162103     4710    61286 SH       SOLE                    61286
EXXON MOBIL CORP               COM              30231G102      284     4600 SH       SOLE                     4600
GENERAL DYNAMICS               COM              369550108     3359    53475 SH       SOLE                    53475
GILEAD SCIENCES                COM              375558103     2395    67260 SH       SOLE                    67260
GOOGLE INC CL A                COM              38259P508     4553     8660 SH       SOLE                     8660
GRAINGER WW                    COM              384802104     2329    19553 SH       SOLE                    19553
HARRIS CORP                    COM              413875105     3436    77575 SH       SOLE                    77575
HEWLETT PACKARD                COM              428236103     5135   122048 SH       SOLE                   122048
HOME DEPOT                     COM              437076102      227     7181 SH       SOLE                     7181
INTL BUS. MACHINES             COM              459200101      335     2500 SH       SOLE                     2500
JOHN WILEY & SONS              COM              968223206      216     5290 SH       SOLE                     5290
JOHNSON&JOHNSON                COM              478160104      457     7382 SH       SOLE                     7382
KRAFT FOODS                    COM              50075N104      688    22285 SH       SOLE                    22285
MCKESSON CORP                  COM              58155Q103     3307    53530 SH       SOLE                    53530
MFS Muni Income TR SBI         COM              552738106      134    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     4736   193370 SH       SOLE                   193370
MYLAN LABS INC                 COM              628530107      280    14875 SH       SOLE                    14875
NIKE INC CLASS B               COM              654106103     3490    43555 SH       SOLE                    43555
PATTERSON INC.                 COM              703395103     1723    60151 SH       SOLE                    60151
PEPSICO INC.                   COM              713448108     5307    79882 SH       SOLE                    79882
PHILIP MORRIS INTL             COM              718172109     1227    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109      403     6712 SH       SOLE                     6712
SARA LEE                       COM              803111103      279    20810 SH       SOLE                    20810
TELLABS INC.                   COM              879664100      155    20745 SH       SOLE                    20745
TOTAL SYSTEM SERVICES          COM              891906109      290    19010 SH       SOLE                    19010
VARIAN MED SYS                 COM              92220P105     2085    34465 SH       SOLE                    34465
VISA INC                       COM              92826C839     3906    52595 SH       SOLE                    52595
WAL-MART STORES                COM              931142103      276     5148 SH       SOLE                     5148
WIKI GROUP INC COM             COM              967734302       13    30000 SH       SOLE                    30000